Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash (including $201,050 and $251,050 in restricted cash)	$ 579,357	$ 251,050
Accounts receivable	410,085	634,483
Secured promissory note receivable	200,000
Inventories - Crude Oil	91,925	107,026
Prepaid expenses and other current assets	240,860	318,771
Total current assets	1,522,227	1,311,330
NON-CURRENT ASSETS:
Property and equipment, net	1,431,285	596,464
Right of use asset - operating lease	172,141	243,494
Oil and gas properties, full cost-method	5,426,976	6,626,793	$ 12,352,479
Capitalized drilling costs, net of depletion	322,806	604,574
Other assets	13,465	14,760
Goodwill		2,100,374
Total non-current assets	7,366,673	10,186,459
TOTAL ASSETS	8,888,900	11,497,789
CURRENT LIABILITIES
Accounts payable	344,307	799,100
Accrued liabilities	289,730	119,600
Due to Ecoark Holdings		25,068,890
Cash overdraft		27,918
Current portion of long-term debt	42,668
Current portion of lease liability - operating lease	157,260	155,263
Total current liabilities	833,965	26,170,771
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion	31,236	110,235
Long-term debt, net of current portion	92,704
Asset retirement obligations	668,151	1,303,751
Total non-current liabilities	792,091	1,413,986
Total Liabilities	1,626,056	27,584,757
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value, 5,000,000 shares authorized and 1,200 and 0 shares issued and outstanding	1
Common stock, $0.0001 par value, 500,000,000 shares authorized and 8,400,000 shares issued and outstanding	840	840
Additional paid in capital	37,076,394	591,167
Accumulated deficit	(29,814,391)	(16,678,975)
Total stockholders’ equity (deficit)	7,262,844	(16,086,968)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 8,888,900	11,497,789
White River Holdings Corp [Member]
CURRENT ASSETS:
Cash (including $201,050 and $251,050 in restricted cash)		251,050	250,413
Accounts receivable		634,483	850,735
Secured promissory note receivable
Inventories - Crude Oil		107,026	122,007
Prepaid expenses and other current assets		318,771	313,897
Total current assets		1,311,330	1,537,052
NON-CURRENT ASSETS:
Property and equipment, net		596,464	612,902
Right of use asset - operating lease		243,494	362,267
Oil and gas properties, full cost-method		6,626,793	12,352,479
Capitalized drilling costs, net of depletion		604,574	2,566,052
Other assets		14,760	14,760
Goodwill		2,100,374	2,100,374
Total non-current assets		10,186,459	18,008,834
TOTAL ASSETS		11,497,789	19,545,886
CURRENT LIABILITIES
Accounts payable		799,100	2,868,448
Accrued liabilities		119,600	463,052
Due to Ecoark Holdings		25,068,890	21,582,193
Cash overdraft		27,918	137,536
Current portion of long-term debt
Current portion of lease liability - operating lease		155,263	145,078
Total current liabilities		26,170,771	25,196,307
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion		110,235	248,421
Long-term debt, net of current portion
Asset retirement obligations		1,303,751	1,531,589
Total non-current liabilities		1,413,986	1,780,010
Total Liabilities		27,584,757	26,976,317
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value, 5,000,000 shares authorized and 1,200 and 0 shares issued and outstanding
Common stock, $0.0001 par value, 500,000,000 shares authorized and 8,400,000 shares issued and outstanding		60	60
Additional paid in capital		591,947	2,325,731
Accumulated deficit		(16,678,975)	(9,756,222)
Total stockholders’ equity (deficit)		(16,086,968)	(7,430,431)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		$ 11,497,789	$ 19,545,886